Stock-based compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation
Stock-based compensation
a) Stock-based compensation expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	2018	2017
Share option plan (note 22(b))	$97	$326
Equity classified restricted share unit plan (note 22(c))	2,110	1,293
Equity performance restricted share unit plan (note 22(d))	1,910	1,306
Liability classified deferred stock unit plan (note 22(e))	7,415	1,070
	$11,532	$3,995

 b) Share option plan
Under the 2004 Amended and Restated Share Option Plan, which was approved and became effective in 2006, directors, officers, employees and certain service providers to the Company are eligible to receive stock options to acquire voting common shares in the Company. Each stock option provides the right to acquire one common share in the Company and expires ten years from the grant date or on termination of employment. Options may be exercised at a price determined at the time the option is awarded, and vest as follows: no options vest on the award date and twenty percent vest on each subsequent anniversary date. For the year ended December 31, 2018, 3,399,399 shares are reserved and authorized for issuance under the share option plan.

	Number of options	Weighted average exercise price $ per share
Outstanding at December 31, 2016	1,176,080	5.56
Exercised(i)	(176,800)	3.26
Forfeited or expired	(85,740)	12.36
Outstanding at December 31, 2017	913,540	5.36
Exercised(i)	(297,940)	3.43
Forfeited or expired	(50,000)	16.46
Outstanding at December 31, 2018	565,600	5.40
(i) All stock options exercised resulted in new common shares being issued (note 18(a)).
Cash received from options exercised for the year ended December 31, 2018 was $1,023 (2017 - $575). For the year ended December 31, 2018, the total intrinsic value of options exercised, calculated as the market value at the exercise date less exercise price, multiplied by the number of units exercised, was $1,351 (December 31, 2017 - $640).
The following table summarizes information about stock options outstanding at December 31, 2018:

	Options outstanding			Options exercisable
Exercise price	Number	Weighted average remaining life	Weighted average exercise price	Number	Weighted average remaining life	Weighted average exercise price
$2.75	90,100	3.7 years	$2.75	90,100	3.7 years	$2.75
$2.79	162,000	3.5 years	$2.79	162,000	3.5 years	$2.79
$5.91	123,680	5.0 years	$5.91	123,680	5.0 years	$5.91
$6.56	54,880	2.9 years	$6.56	54,880	2.9 years	$6.56
$8.28	10,000	0.5 years	$8.28	10,000	0.5 years	$8.28
$8.58	30,000	1.7 years	$8.58	30,000	1.7 years	$8.58
$9.33	48,680	1.1 years	$9.33	48,680	1.1 years	$9.33
$10.13	46,260	2.0 years	$10.13	46,260	2.0 years	$10.13
	565,600	3.3 years	$5.40	565,600	3.3 years	$5.40

At December 31, 2018, the weighted average remaining contractual life of outstanding options was 3.3 years (December 31, 2017 – 4.0 years) and the weighted average exercise price was $5.40 (December 31, 2017 - $5.36). The fair value of options vested during the year ended December 31, 2018 was $98 (December 31, 2017 – $518). At December 31, 2018, the Company had 565,600 exercisable options (December 31, 2017 – 887,140) with a weighted average exercise price of $5.40 (December 31, 2017 – $5.35).
At December 31, 2018, there were no compensation costs related to non-vested awards not yet recognized (December 31, 2017 – $46). There were no stock options granted under this plan for the years ended December 31, 2018 and 2017, respectively.
c) Restricted share unit plan
Restricted Share Units (“RSU”) are granted each year to executives and other key employees with respect to services to be provided in that year and the following two years. The majority of RSUs vest at the end of a three-year term. The Company intends to settle all RSUs issued after February 19, 2014 with common shares purchased on the open market through a trust arrangement ("equity classified RSUs").

	Number of units	Weighted average exercise price $ per share
Outstanding at December 31, 2016	1,123,975	4.20
Granted	355,292	6.02
Vested	(259,860)	6.24
Forfeited	(29,474)	4.00
Outstanding at December 31, 2017	1,189,933	4.22
Granted	266,196	8.02
Vested	(487,376)	3.01
Forfeited	(20,660)	5.45
Outstanding at December 31, 2018	948,093	8.98
At December 31, 2018, there were approximately $2,754 of unrecognized compensation costs related to non–vested share–based payment arrangements under the equity classified RSU plan (December 31, 2017 – $2,199) and these costs are expected to be recognized over the weighted average remaining contractual life of the RSUs of 1.3 years (December 31, 2017 – 1.3 years). During the year ended December 31, 2018, 487,376 units vested, which were settled with common shares purchased on the open market through a trust arrangement (December 31, 2017 - 259,860 units).
d) Performance restricted share units
On June 11, 2014, the Company entered into an amended and restated executive employment agreement with the Chief Executive Officer (the "CEO") and granted Performance Restricted Share Units ("PSU") as a long-term incentive, which became effective July 1, 2014. Commencing with a grant on July 1, 2015, PSUs were granted to certain additional senior management employees as part of their long-term incentive compensation. The PSUs vest at the end of a three-year term and are subject to performance criteria approved by the Human Resources and Compensation Committee at the date of the grant. The Company intends to settle earned PSUs with common shares purchased on the open market through a trust arrangement.

	Number of units	Weighted average exercise price $ per share
Outstanding at December 31, 2016	739,300	4.84
Granted	248,824	5.98
Vested	(69,949)	8.57
Forfeited	(21,542)	4.05
Outstanding at December 31, 2017	896,633	4.81
Granted	197,763	8.01
Vested	(353,279)	4.27
Outstanding at December 31, 2018	741,117	5.92

At December 31, 2018, there were approximately $2,713 of total unrecognized compensation costs related to non–vested share–based payment arrangements under the PSU plan (December 31, 2017 - $2,250) and these costs are expected to be recognized over the weighted average remaining contractual life of the PSUs of 1.3 years (December 31, 2017 - 1.4 years). During the year ended December 31, 2018, 353,279 units vested and were settled through common shares from the trust arrangement at a factor of 2.00 common shares per PSU based on performance against grant date criteria (December 31, 2017 - 69,949 units at a factor of 1.34).
The Company estimated the fair value of the PSUs granted during the years ended December 31, 2018 and 2017 using a Monte Carlo simulation with the following assumptions:

	2018	2017
Risk-free interest rate	1.98%	1.17%
Expected volatility	45.04%	46.47%
e) Deferred stock unit plan
On November 27, 2007, the Company approved a Deferred Stock Unit (“DSU”) Plan, which became effective January 1, 2008. Under the DSU plan non-officer directors of the Company receive 50% of their annual fixed remuneration (which is included in general and administrative expenses) in the form of DSUs and may elect to receive all or a part of their annual fixed remuneration in excess of 50% in the form of DSUs. On February 19, 2014, the Company modified its DSU plan to permit awards to executives in addition to directors, whereby eligible executives could elect to receive up to 50% of their annual bonus in the form of DSUs. The DSUs vest immediately upon issuance and are only redeemable upon death or retirement of the participant. DSU holders that are not US taxpayers may elect to defer the redemption date until a date no later than December 1st of the calendar year following the year in which the retirement or death occurred.

Number of units
Outstanding at December 31, 2016	941,937
Granted	114,895
Redeemed	(65,249)
Outstanding at December 31, 2017	991,583
Granted	134,656
Outstanding at December 31, 2018	1,126,239
At December 31, 2018, the fair market value of these units was $11.91 per unit (December 31, 2017 – $5.72 per unit). At December 31, 2018, the current portion of DSU liabilities of $nil was included in accrued liabilities (December 31, 2017 - $nil) and the long term portion of DSU liabilities of $13,413 was included in other long term obligations (December 31, 2017 - $5,672) in the Consolidated Balance Sheets. During the year ended December 31, 2018, nil units were redeemed and settled in cash for $nil (December 31, 2017 - 65,249 units were redeemed and settled in cash for $343). There is no unrecognized compensation expense related to the DSUs since these awards vest immediately when issued.